Shareholders' Equity - Additional Information (Detail)					1 Months Ended	3 Months Ended																6 Months Ended			12 Months Ended
	May 31, 2018 $ / shares	Jun. 20, 2017 USD ($) $ / shares shares	May 25, 2016 $ / shares	May 27, 2015 $ / shares	Oct. 31, 2016	Mar. 31, 2019 $ / shares	Dec. 31, 2018 EUR (€) $ / shares € / shares shares	Sep. 30, 2018 $ / shares	Jun. 30, 2018 $ / shares	Mar. 31, 2018 $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares	Mar. 31, 2017 $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares	Mar. 31, 2016 $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 27, 2018 $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2007	Dec. 31, 2018 USD ($) shares	Nov. 05, 2018 USD ($)	Dec. 31, 2017 € / shares	Jun. 13, 2014 shares	May 20, 2012	May 20, 2011	May 20, 2010	Jan. 22, 2007 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Authorized share capital | €							€ 1,810,000,000
Common stock, shares authorized | shares							1,200,000,000				1,200,000,000																1,200,000,000				1,200,000,000
Preference stock, shares authorized | shares							540,000,000				540,000,000				540,000,000				540,000,000								540,000,000	540,000,000	540,000,000		540,000,000							540,000,000
Common stock, nominal value | € / shares							€ 1.04																										€ 1.04
Common stock, shares issued | shares							911,156,920				911,156,920																911,156,920				911,156,920
Common stock, shares outstanding | shares							898,305,080				898,305,080																898,305,080				898,305,080
Shares issued as a percentage of par value of the preference shares to be issued																																						25.00%
Preference shares outstanding maximum period																														2 years
Expiration extended period of options after date of grant,in years					10 years
Preference share issued | shares							0				0																0				0
Number of common shares authorized to repurchase | shares		18,600,000					4,300,000																								4,300,000			20,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount		$ 297,000,000																													$ 62,000,000	$ 750,000,000
Transfer of treasury shares to employees under the Company's share based remuneration programs | shares							46,209,542																								46,209,542
Transfer of treasury shares to employees under the Company's share based remuneration during the year | shares																									6,011,271
Company owned treasury shares | shares							12,851,840				14,520,134																14,520,134				12,851,840
Total intrinsic value of options exercised															$ 1,000,000													$ 1,000,000			$ 1,000,000
Total intrinsic value of options outstanding																															2,000,000
Fair value of shares vested																									$ 68,000,000		$ 38,000,000	42,000,000
Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory											$ 3,000,000				$ 2,000,000												3,000,000	2,000,000			6,000,000
Total unrecognized compensation cost related to the grant of unvested shares																															156,000,000
Employee service share-based compensation, unvested awards, total compensation cost not yet recognized, period for recognition																									9 months
Deferred income tax benefit relating to unvested share based compensation expense																									$ 7,000,000		$ 3,000,000	$ 2,000,000
Dividends, per share | $ / shares	$ 0.24	$ 0.24	$ 0.24	$ 0.40		$ 0.06	€ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Dividend paid											$ 47,000,000	$ 53,000,000	$ 53,000,000		$ 47,000,000	$ 53,000,000	$ 53,000,000		$ 88,000,000	$ 78,000,000	$ 88,000,000			$ 88,000,000
Dividend payable, date										2018-03	2017-12			2017-03	2016-12			2016-03	2015-12								2017-12	2016-12	2015-12
Dividends payable to stockholders											$ 60,000,000						$ 9,000,000			$ 9,000,000				$ 9,000,000			$ 60,000,000				$ 60,000,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised											$ 1,000,000																$ 1,000,000
Dividend Distribution Fourth Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid																						$ 53,000,000	$ 53,000,000
Dividend Distribution Second Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid																									54,000,000
Dividend Distribution Third Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid																									48,000,000
Dividend Distribution Remaining Portion of Third Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid																						$ 7,000,000	$ 6,000,000		6,000,000
Dividend Distribution Remaining Portion of Last Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid																									54,000,000
Dividend Distribution First Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid																									$ 54,000,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year | shares																									6,011,271
Vesting schedule for Supervisory Board																									One third of the total number of awards granted
Vesting period of awards																									3 years
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																											$ 14.89	$ 5.36	$ 9.78
Supervisory Board 2012 Plan [Member] | Supervisory Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards are granted at the nominal value of the share | € / shares							€ 1.04
Employee Plan 2009 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub plan for employees of Company's European subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period																																			36.00%	32.00%	32.00%
Sales Evolution and Operating Income Compared to a Basket of Competitors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award percentage of weight to total number of awards granted																												80.00%
Days of Sales Outstanding Compared to the Budget and Return on Net Assets Compared to Budget [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award percentage of weight to total number of awards granted																												20.00%
Employee Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																												$ 7.62
Employee Plan 2015 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year | shares																									1,625,584
Employee Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																									$ 3,549,685	$ 16.52
Options expected to vest, options (in shares) | shares							3,549,685																								3,549,685
Options expected to vest, options percentage																									100.00%
Employee Plan 2017 [Member] | Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																										100.00%
Employee Plan 2017 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year | shares																									2,616,538
Employee Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																									$ 6.37
Employee Plan 2016 [Member] | Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																									45.00%
Employee Plan 2016 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year | shares																									1,681,367